Registration Nos. 033-52154
811-07168

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
______________________________

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[x]

Pre-Effective Amendment No. ___	[ ]

Post-Effective Amendment No. 52	[x]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[x]

Amendment No. 53 [x] (Check appropriate box or boxes.) ___________________________________

HENNESSY FUNDS TRUST (Exact Name of Registrant as Specified in Charter)

7250 Redwood Blvd.
Suite 200
Novato, California	94945
(Address of Principal Executive Offices)	(ZIP Code)

(800) 966-4354 (Registrant’s Telephone Number, including Area Code)

Teresa M. Nilsen	Copy to:
Hennessy Advisors, Inc.	Peter D. Fetzer
7250 Redwood Blvd.	Foley & Lardner LLP
Suite 200	777 East Wisconsin Avenue
Novato, California 94945	Milwaukee, Wisconsin 53202-5306
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective.

It is proposed that this filing become effective (check appropriate box):

☐ immediately upon filing pursuant to paragraph (b)
☒ on October 26, 2018 pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☐ on (dated) pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)
☐ on (dated) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

The sole purpose of this filing is to delay, until October 26, 2018, the effectiveness of Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A of Hennessy Funds Trust (the “Registrant”).  Post-Effective Amendment No. 51 to the Registrant’s Registration Statement relates solely to the Hennessy BP Energy Fund and the Hennessy BP Midstream Fund, each a new series of the Registrant.  Parts A, B, and C of Post-Effective Amendment No. 51 to the Registrant’s Registration Statement, filed on July 30, 2018, are incorporated herein by reference.

The current prospectuses and statements of additional information for the other series of the Registrant are not changed by the filing of this Post-Effective Amendment No. 52 to the Registrant’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amended Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Novato and State of California on the 12th day of October, 2018.

HENNESSY FUNDS TRUST
(Registrant)

By:      /s/ Teresa M. Nilsen
Teresa M. Nilsen
Executive Vice President and Treasurer

Pursuant to the requirements of the Securities Act of 1933, this Amended Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Name	Title	Date

/s/ Neil J. Hennessy Neil J. Hennessy	Chairman of the Board and President (Principal Executive Officer) and a Trustee	October 12, 2018
Robert T. Doyle*	Trustee	*
J. Dennis DeSousa*	Trustee	*
Gerald P. Richardson*	Trustee	*
/s/ Teresa M. Nilsen Teresa M. Nilsen	Executive Vice President and Treasurer (Principal Financial and Accounting Officer)	October 12, 2018

*By: /s/ Neil J. Hennessy
Neil J. Hennessy
Attorney-in-fact
October 12, 2018

Signature Page